Taxes - Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income/(loss) from continuing operations before income taxes
U.S. operations	$ (227)	$ (6,602)	$ (2,654)
Non-U.S. operations	8,917	7,758	7,491
Income from continuing operations before income taxes	$ 8,690	$ 1,156	$ 4,837